Commitments and contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

20. Commitments and contingencies

As at December 31, 2015 Ardmore has the following commitments due within the next five years:

	2016	2017	2018 – 2020
Loan commitment fees	204,000	—	—
Office space	321,641	342,099	981,055
	525,641	342,099	981,055

Loan commitment fees are based on management’s best estimates of future drawdown dates as of December 31, 2015.